TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) before taxes on income:
Domestic	$ 1,060	$ 1,218	$ (1,000)
Foreign	3,010	1,593	8,133
Income before taxes on income	$ 4,070	$ 2,811	$ 7,133